Subsequent events	12 Months Ended
Dec. 31, 2025
Disclosure of Events After Reporting Period [Abstract]
Subsequent events

18. Subsequent events

Acquisition of Additional Borborema Royalty

On January 14, 2026, the Company entered into an agreement to acquire a NSR (the "Additional Royalty") on the Borborema Mine from Dundee Corporation ("Dundee") for total consideration of $45,000, consisting of $30,000 in cash and the issuance of 3,571,429 new GRC Shares based on a 20-day VWAP of $4.20. The Additional Royalty rate is 1.5% of net smelter returns on the first 1.5 million ounces ("Moz") of payable gold production and 1.0% until 2.0 Moz of payable gold is produced, and thereafter, nil.

Taurus Mining Royalty Fund, L.P. ("Taurus") has notified the Company that it wishes to participate in this investment under the previously announced mutual cooperation agreement between the parties. Taurus intends to acquire an economic interest to one-half of the Additional Royalty acquired under the transaction for $22,500 in cash.

Settlement of Jerritt Canyon Dispute

On June 20, 2025, the U.S. District Court for the District of Nevada ruled in our favor that the operator of Jerritt Canyon Mine (the "Operator") was liable for per ton royalty payments under an existing license agreement. Following this judgement, Nevada Select Royalty, Inc. entered into a settlement agreement with the Operator for an aggregate $1,200 and the per ton royalty interest was legally terminated, effective February 2, 2026. Included in the gross settlement of $1,200 was $58 of royalties payable for prior periods, which was accrued as revenue and accounts receivables in prior years. The additional net settlement amount of $1,142 was recognized as other receivables in the Company's consolidated statement of financial position as of December 31, 2025, of which $326 was recognized as revenue in respect of royalties payable for prior periods, $362 was recognized as reduction to general and administrative costs in respect of professional fees recoverable incurred by Nevada Select Royalty, Inc., and $454 was recognized as other income in the Company's consolidated statement of loss for the year ended December 31, 2025.

Amendment of Credit Facility

On February 19, 2026, the Company further amended its existing Credit Facility pursuant to a seventh amendment agreement dated February 19, 2026. The Credit Facility now consists of a $125,000 secured revolving credit line, with an accordion feature allowing for up to an additional $25,000 in availability, subject to certain conditions, for a total maximum of $150,000. The maturity date for the Credit Facility remains unchanged from the sixth amendment. Under the amended Credit Facility, term benchmark advances will bear interest a rate equal to SOFR plus a margin of 2.25% to 3.25%, reflecting a 25-basis points interest rate reduction.